Revenues	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Revenues
5	REVENUES

The Group is principally engaged in the operation of civil aviation, including the provision of passenger, cargo, mail delivery, tour operations and other extended transportation services.

	2017	2016	2015
	RMB million	RMB million	RMB million
Traffic revenues	95,187	89,554	85,076
- Passenger	91,564	83,577	78,585
- Cargo and mail	3,623	5,977	6,491
Tour operations income	2,322	3,113	3,491
Ground service income	1,323	2,850	2,546
Cargo handling and processing income	69	794	750
Commission income	112	92	78
Others	3,462	2,501	2,028

	102,475	98,904	93,969